                    GENERAL AMERICAN LIFE INSURANCE COMPANY
                            13045 Tesson Ferry Road
                           St. Louis, Missouri 63128

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                       (American Vision Series VUL 2002)

                    VARIABLE LIFE INSURANCE POLICY (Destiny)

                         Supplement dated June 10, 2004
                     to the Prospectuses dated May 1, 2004

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                  (Variable Universal Life/Executive Benefit)

                    FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR
                         VARIABLE LIFE INSURANCE POLICY

                         Supplement dated June 10, 2004
                     to the Prospectuses dated May 1, 2002

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                       (VUL 95/VUL 100/VGSP/Russell VUL)

                         Supplement dated June 10, 2004
                     to the Prospectuses dated May 1, 2000

     This supplement updates certain information contained in the prospectuses for each of the above-referenced variable life insurance policies, as annually and periodically supplemented. You should read and retain this supplement.

     On May 14, 2004, MetLife, Inc. announced that General American Life Insurance Company ("General American") had received a "Wells Notice" from the Securities and Exchange Commission ("SEC") in connection with the SEC investigation described in the prospectuses and the prospectus supplements regarding market timing and late trading in a limited number of its privately-placed variable insurance contracts. The "Wells Notice" provides notice that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of U.S. securities laws. Under SEC procedures, General American can avail itself of the opportunity to respond to the SEC staff before it makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. General American continues to cooperate fully with the SEC in its investigation and is not aware of any systemic problems with respect to such matters. General American does not believe any such SEC civil action would have an adverse effect on General American's ability to meet its obligations under the policies.